Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses and other	$ 24,859	$ 23,659
Accrued payroll and government authorities	14,705	16,649
Tax withholding in connection with employees' exercises of share options and vested RSUs	320	2,348
Contingent consideration	0	1,600
Other	1,444	4
Total	$ 41,328	$ 44,260